Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended	192 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%	13.53%	14.13%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.91%	11.33%	10.53%		11.07%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	1.87%
60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index Blend (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index Blend(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.70%	8.47%	9.78%	8.98%
Consumer Price Index +3% (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Consumer Price Index +3%(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.75%	7.59%	6.29%	6.05%
Poplar Forest Partners Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		22.96%	14.01%	9.76%		10.44%
Performance Inception Date	Dec. 31, 2009
Poplar Forest Partners Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.39%	11.78%	8.12%		9.16%
Poplar Forest Partners Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.38%	10.90%	7.63%		8.58%
Poplar Forest Partners Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.52%	12.56%	8.93%		9.81%
Performance Inception Date	Dec. 31, 2009
Poplar Forest Cornerstone Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.24%	11.15%	8.81%	7.56%
Performance Inception Date	Dec. 31, 2014
Poplar Forest Cornerstone Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.63%	8.95%	7.29%	6.09%
Poplar Forest Cornerstone Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.09%	8.47%	6.85%	5.79%